Fair values of financial instruments carried at fair value - Global Banking and Markets fair value adjustments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	$ 844	$ 811
Risk-related
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	658	669
– bid-offer
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	392	368
– uncertainty
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	112	101
– credit valuation adjustment
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	145	153
– debit valuation adjustment
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	(23)	(24)
– funding fair value adjustment
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	32	71
Model-related
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	73	50
– model limitation
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	73	50
Inception profit (Day 1 P&L reserves)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	$ 113	$ 92